Schedule of Investments

Emerald Growth Fund

July 31, 2025 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 94.28%
Consumer Discretionary: 7.62%
531,344	Arhaus, Inc.(a)	$4,654,574
576,203	Arlo Technologies, Inc.(a)	9,334,489
192,037	BJ's Restaurants, Inc.(a)	6,803,871
53,267	Boot Barn Holdings, Inc.(a)	9,156,597
53,539	IMAX Corp.(a)	1,380,771
255,325	Life Time Group Holdings, Inc.(a)	7,332,934
476,293	National Vision Holdings, Inc.(a)	11,554,868
373,170	OneSpaWorld Holdings, Ltd.	8,254,520
492,196	Portillo's, Inc.(a)	4,902,272
455,021	Rush Street Interactive, Inc.(a)	9,173,223
12,381	Visteon Corp.	1,376,148
		73,924,267

Consumer Staples: 4.90%
28,000	Five Below, Inc.(a)	3,822,560
137,528	Freshpet, Inc.(a)	9,395,913
114,419	Ollie's Bargain Outlet Holdings, Inc.(a)	15,633,068
144,847	Utz Brands, Inc.	1,887,357
376,599	Vital Farms, Inc.(a)	14,009,483
912,124	Zevia PBC, Class A(a)	2,827,584
		47,575,965

Consumer, Cyclical: 0.39%
217,386	First Watch Restaurant Group, Inc.(a)	3,758,604

Consumer, Non-cyclical: 1.50%
27,025	Axsome Therapeutics, Inc.(a)	2,739,795
367,944	Cogent Biosciences, Inc.(a)	4,201,921
109,318	Mirum Pharmaceuticals, Inc.(a)	5,649,554
90,202	Nektar Therapeutics(a)	1,955,579
		14,546,849

Energy: 2.37%
112,875	American Superconductor Corp.(a)	6,416,944
144,366	Excelerate Energy, Inc.	3,704,431
99,438	Infinity Natural Resources, Inc.(a)	1,482,621
214,558	Sable Offshore Corp.(a)	6,580,494
147,387	Solaris Energy Infrastructure, Inc.	4,815,133
		22,999,623

Financial Services: 13.50%
207,886	American Integrity Insurance Group, Inc.(a)	3,879,153
143,255	Ategrity Specialty Holdings LLC(a)	2,862,235
210,529	Axos Financial, Inc.(a)	18,179,179
268,933	Baldwin Insurance Group, Inc.(a)	9,907,492
183,996	Bancorp, Inc.(a)	11,621,187
100,347	Bowhead Specialty Holdings, Inc.(a)	3,261,277
Shares		Value (Note 2)
Financial Services (continued)
56,479	Cadence Bank	$1,968,293
39,244	Coastal Financial Corp.(a)	3,775,273
55,116	First Financial Bankshares, Inc.	1,908,116
39,402	GBank Financial Holdings, Inc.(a)	1,478,954
136,911	LendingTree, Inc.(a)	6,391,005
213,332	MARA Holdings, Inc.(a)	3,430,379
147,538	Mid Penn Bancorp, Inc.	4,049,918
153,655	Moelis & Co., Class A	10,777,362
45,000	Norwood Financial Corp.	1,090,800
114,389	Palomar Holdings, Inc.(a)	15,155,399
196,402	Perella Weinberg Partners	3,916,256
232,362	Skyward Specialty Insurance Group, Inc.(a)	11,752,870
192,734	Slide Insurance Holdings, Inc.(a)	3,623,399
338,791	Trinity Capital, Inc.	5,078,477
54,383	UMB Financial Corp.	5,981,586
30,124	WesBanco, Inc.	907,636
		130,996,246

Healthcare: 14.69%
516,501	89bio, Inc.(a)	4,906,760
145,814	ACADIA Pharmaceuticals, Inc.(a)	3,474,748
51,799	Akero Therapeutics, Inc.(a)	2,530,381
439,355	Alphatec Holdings, Inc.(a)	4,648,376
78,475	Biohaven, Ltd.(a)	1,184,973
209,824	Bridgebio Pharma, Inc.(a)	9,918,380
49,814	Ceribell, Inc.(a)	717,322
260,136	Collegium Pharmaceutical, Inc.(a)	7,767,661
75,225	Corcept Therapeutics, Inc.(a)	5,052,863
223,083	Guardant Health, Inc.(a)	9,141,941
12,974	Integer Holdings Corp.(a)	1,407,809
405,002	KalVista Pharmaceuticals, Inc.(a)	5,520,177
128,362	LivaNova PLC(a)	5,415,593
19,157	Madrigal Pharmaceuticals, Inc.(a)	5,795,184
78,091	Merit Medical Systems, Inc.(a)	6,626,802
214,862	RadNet, Inc.(a)	11,759,397
1,003,696	Savara, Inc.(a)	2,599,573
216,261	Soleno Therapeutics, Inc.(a)	18,700,089
143,451	Spyre Therapeutics, Inc.(a)	2,434,363
117,813	TransMedics Group, Inc.(a)	14,016,213
480,603	Travere Therapeutics, Inc.(a)	7,425,316
135,426	Ultragenyx Pharmaceutical, Inc.(a)	3,699,838
962,901	WaVe Life Sciences, Ltd.(a)	7,799,498
		142,543,257

Industrial: 1.16%
5,571	Argan, Inc.	1,364,784
311,690	Evolv Technologies Holdings, Inc.(a)	2,043,128
29,358	Sterling Infrastructure, Inc.(a)	7,855,907
		11,263,819

Industrials: 19.64%
120,641	AAR Corp.(a)	9,013,089

Shares		Value (Note 2)
Industrials (continued)
85,328	AeroVironment, Inc.(a)	$22,837,186
155,709	Allegiant Travel Co.(a)	8,040,813
109,539	ATI, Inc.(a)	8,427,931
180,624	Bloom Energy Corp., Class A(a)	6,753,531
37,171	Bowman Consulting Group, Ltd.(a)	1,289,090
34,974	Carpenter Technology Corp.	8,722,166
38,867	Chart Industries, Inc.(a)	7,727,926
517,753	First Advantage Corp.(a)	8,951,949
483,259	Kratos Defense & Security Solutions, Inc.(a)	28,367,303
351,654	Latham Group, Inc.(a)	2,384,214
146,915	Mercury Systems, Inc.(a)	7,726,260
339,414	Mirion Technologies, Inc.(a)	7,585,903
156,479	Modine Manufacturing Co.(a)	21,055,814
99,652	Napco Security Technologies, Inc.	3,042,376
259,862	Proficient Auto Logistics, Inc.(a)	1,795,647
265,294	RXO, Inc.(a)	4,098,792
98,258	Shift4 Payments, Inc.(a)	10,120,574
53,148	SPX Technologies Inc(a)	9,693,664
82,293	VSE Corp.	12,882,146
		190,516,374

Producer Durables: 0.44%
21,926	Esco Technologies, Inc.	4,247,066

Real Estate: 0.58%
59,142	Ryman Hospitality Properties, Inc.	5,622,038

Technology: 25.78%
123,347	Agilysys, Inc.(a)	14,071,426
225,184	Applied Optoelectronics, Inc.(a)	5,149,958
336,720	Clearwater Analytics Holdings, Inc.(a)	6,821,947
84,039	Cogent Communications Holdings, Inc.	3,831,338
54,212	Commvault Systems, Inc.(a)	10,297,570
266,321	Credo Technology Group Holding, Ltd.(a)	29,708,108
214,390	D-Wave Quantum, Inc.(a)	3,685,364
225,602	EverQuote, Inc., Class A(a)	5,547,553
36,599	Fabrinet(a)	11,848,194
168,095	FormFactor, Inc.(a)	4,775,579
58,956	Impinj, Inc.(a)	9,113,419
63,280	InterDigital, Inc.	16,338,896
165,867	IonQ, Inc.(a)	6,613,117
72,924	Kulicke & Soffa Industries, Inc.	2,388,990
63,682	Life360, Inc.(a)	4,877,404
62,170	MACOM Technology Solutions Holdings, Inc.(a)	8,525,994
99,302	Omada Health, Inc.(a)	1,739,771
46,457	Onto Innovation, Inc.(a)	4,401,801
337,722	PDF Solutions, Inc.(a)	7,507,560
176,578	Q2 Holdings, Inc.(a)	14,338,134
248,923	Rambus, Inc.(a)	18,402,877
111,474	Semtech Corp.(a)	5,696,321
Shares		Value (Note 2)
Technology (continued)
54,618	SiTime Corp.(a)	$11,079,261
406,723	SkyWater Technology, Inc.(a)	3,640,171
116,682	Tenable Holdings, Inc.(a)	3,653,314
371,548	TTM Technologies, Inc.(a)	17,555,643
331,746	Varonis Systems, Inc.(a)	18,521,379
		250,131,089

Telecommunications: 1.71%
150,606	Lumentum Holdings, Inc.(a)	16,578,708

	Total Common Stocks
	(Cost $618,990,054)	914,703,905

MUTUAL FUND: 4.99%
Healthcare: 4.99%
1,997,035	F/m Emerald Life Sciences Innovation ETF(a)(b)	48,376,375

	Total Mutual Fund
	(Cost $31,078,469)	48,376,375

SHORT-TERM INVESTMENT: 0.63%
6,065,250	First American Government Obligations Fund, Class X 4.225% (c)	6,065,250

	Total Short-Term Investment
	(Cost $6,065,250)	6,065,250

Total Investments: 99.90%
(Cost $656,133,773)		969,145,530

Other Assets In Excess Of Liabilities: 0.10%		1,007,811
Net Assets: 100.00%		$970,153,341

(a)	Non-income producing security.
(b)	Affiliated company. See Note 3 in Notes to Quarterly Schedule of Investments.
(c)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly  Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

July 31, 2025 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.58%
Consumer Discretionary: 14.08%
4,358	Amazon.com, Inc.(a)	$1,020,251
11,434	Arlo Technologies, Inc.(a)	185,231
21	AutoZone, Inc.(a)	79,136
190	Costco Wholesale Corp.	178,532
12,759	Genius Sports, Ltd.(a)	143,539
244	Netflix, Inc.(a)	282,894
8,124	Norwegian Cruise Line Holdings Ltd.(a)	207,649
733	Take-Two Interactive Software, Inc.(a)	163,261
391	Tesla, Inc.(a)	120,533
1,936	TJX Cos., Inc.	241,090
		2,622,116

Consumer Staples: 0.85%
2,309	Freshpet, Inc.(a)	157,751

Energy: 9.28%
9,679	American Superconductor Corp.(a)	550,251
959	Cheniere Energy, Inc.	226,209
7,059	Excelerate Energy, Inc.	181,134
2,262	Golar LNG, Ltd.	93,104
4,083	Sable Offshore Corp.(a)	125,226
9,194	Solaris Energy Infrastructure, Inc.	300,368
61,656	TETRA Technologies, Inc.(a)	252,789
		1,729,081

Financial Services: 2.78%
4,225	Bancorp, Inc.(a)	266,851
2,215	LendingTree, Inc.(a)	103,396
1,113	Palomar Holdings, Inc.(a)	147,461
		517,708

Healthcare: 11.41%
6,483	89bio, Inc.(a)	61,589
5,483	ACADIA Pharmaceuticals, Inc.(a)	130,660
4,315	Bridgebio Pharma, Inc.(a)	203,970
260	Eli Lilly & Co.	192,418
3,139	Guardant Health, Inc.(a)	128,636
1,428	Insmed, Inc.(a)	153,196
6,274	LivaNova PLC(a)	264,700
2,672	Soleno Therapeutics, Inc.(a)	231,048
1,757	TransMedics Group, Inc.(a)	209,030
9,349	Travere Therapeutics, Inc.(a)	144,442
7,027	Ultragenyx Pharmaceutical, Inc.(a)	191,978
26,322	WaVe Life Sciences, Ltd.(a)	213,208
		2,124,875

Industrials: 9.23%
630	AeroVironment, Inc.(a)	168,613
Shares		Value (Note 2)
Industrials (continued)
4,023	Bloom Energy Corp., Class A(a)	$150,420
1,420	FTAI Aviation Ltd	195,406
5,647	Kratos Defense & Security Solutions, Inc.(a)	331,479
793	Louisiana-Pacific Corp.	71,695
792	MasTec, Inc.(a)	149,854
1,212	Modine Manufacturing Co.(a)	163,087
1,519	MP Materials Corp.(a)	93,419
2,034	Shift4 Payments, Inc.(a)	209,502
540	Visa, Inc., Class A	186,554
		1,720,029

Producer Durables: 0.49%
601	BWX Technologies, Inc.	91,310

Technology: 48.74%
4,065	Alphabet, Inc., Class A	780,074
4,322	Apple, Inc.	897,118
2,757	Broadcom, Ltd.	809,731
3,175	Credo Technology Group Holding, Ltd.(a)	354,171
587	Datadog, Inc., Class A(a)	82,168
544	DoorDash, Inc., Class A(a)	136,136
76	Duolingo, Inc.(a)	26,338
25,717	indie Semiconductor, Inc.(a)	100,553
1,137	Meta Platforms, Inc., Class A	879,401
3,149	Microsoft Corp.	1,679,992
466	Mongodb Inc(a)	110,857
13,130	NVIDIA Corp.	2,335,433
504	Oracle Corp.	127,900
397	Palantir Technologies, Inc., Class A(a)	62,865
827	Palo Alto Networks, Inc.(a)	143,567
491	Robinhood Markets, Inc.(a)	50,598
158	ServiceNow, Inc.(a)	149,013
11,357	SkyWater Technology, Inc.(a)	101,645
4,284	Super Micro Computer, Inc.(a)	252,627
		9,080,187

Telecommunications: 1.72%
562	InterDigital, Inc.	145,108
1,595	Lumentum Holdings, Inc.(a)	175,578
		320,686

	Total Common Stocks
	(Cost $8,559,258)	18,363,743

Shares	Value (Note 2)
Telecommunications (continued)
SHORT-TERM INVESTMENT: 0.90%
167,466	First American Government Obligations Fund, Class X 4.225% (b)	$167,466

Total Short-Term Investment
(Cost $167,466)	167,466

Total Investments: 99.48%
(Cost $8,726,724)	18,531,209

Other Assets In Excess Of Liabilities: 0.52%	97,496
Net Assets: 100.00%	$18,628,705

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Finance & Banking Innovation Fund

July 31, 2025 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.76%
Communications: 1.02%
Internet: 1.02%
4,053	Shopify, Inc., Class A(a)	$495,317

Financial Services: 94.17%
Banks: 66.12%
4,442	Ameris Bancorp	303,611
28,719	Axos Financial, Inc.(a)	2,479,886
35,065	Bancorp, Inc.(a)	2,214,705
9,842	Bank OZK	485,211
1,110	Bank7 Corp.	49,162
13,080	Burke & Herbert Financial Services Corp.	758,509
16,270	Byline Bancorp, Inc.	427,901
1,534	Cadence Bank	53,460
42,886	CNB Financial Corp.	984,234
23,718	Coastal Financial Corp.(a)	2,281,672
20,772	Community Heritage Financial, Inc.	576,423
8,225	Community West Bancshares	158,331
25,356	ConnectOne Bancorp, Inc.	583,949
6,314	East West Bancorp, Inc.	632,978
22,968	Esquire Financial Holdings, Inc.	2,202,172
4,530	Fifth Third Bancorp	188,312
85,424	Finwise Bancorp(a)	1,526,527
13,910	First Financial Bankshares, Inc.	481,564
4,767	First Merchants Corp.	181,718
18,040	Five Star Bancorp	542,824
25,572	HomeStreet, Inc.(a)	334,482
76,139	LINKBANCORP, Inc.	523,836
53	Mechanics Bank/Walnut Creek CA(b)	2,199,500
31,063	Metropolitan Bank Holding Corp.	2,191,184
24,238	Northeast Bancorp	2,403,682
2,500	Norwood Financial Corp.	60,600
16,572	Pathward Financial, Inc.	1,253,257
3,676	Private Bancorp of America, Inc.(a)	213,245
13,110	QCR Holdings, Inc.	930,810
13,306	Seacoast Banking Corp. of Florida	375,096
7,930	South State Corp.	746,768
19,108	Third Coast Bancshares, Inc.(a)	719,416
17,931	Western Alliance Bancorp	1,390,728
13,020	Wintrust Financial Corp	1,666,300
		32,122,053

Banks: Diversified: 12.84%
17,500	Civista Bancshares, Inc.	340,725
21,123	First Busey Corp.	471,465
29,189	Fulton Financial Corp.	523,943
10,000	Mid Penn Bancorp, Inc.	274,500
45,755	Old National Bancorp	965,888
29,782	Renasant Corp.	1,091,213
Shares		Value (Note 2)
Banks: Diversified (continued)
11,521	UMB Financial Corp.	$1,267,195
20,108	United Bankshares, Inc.	714,236
19,631	WesBanco, Inc.	591,482
		6,240,647

Banks: Savings, Thrift & Mortgage: 0.21%
3,610	Dime Community Bancshares, Inc.	100,033

Consumer Lending: 1.04%
22,392	SoFi Technologies, Inc.(a)	505,611

Diversified Finan Serv: 1.33%
2,282	Circle Internet Group, Inc.(a)	418,792
4,478	GBank Financial Holdings, Inc.(a)	168,082
2,971	Perella Weinberg Partners	59,242
		646,116

Insurance: 5.17%
11,624	American Integrity Insurance Group, Inc.(a)	216,904
7,410	Ategrity Specialty Holdings LLC(a)	148,052
5,770	Baldwin Insurance Group, Inc.(a)	212,567
8,914	Bowhead Specialty Holdings, Inc.(a)	289,705
6,059	Selective Insurance Group, Inc.	472,420
16,590	Skyward Specialty Insurance Group, Inc.(a)	839,122
9,796	Slide Insurance Holdings, Inc.(a)	184,165
4,900	TWFG, Inc.(a)	151,263
		2,514,198

Investment Services: 1.10%
1,251	Coinbase Global, Inc., Class A(b)	472,578
3,762	MARA Holdings, Inc.(a)	60,493
		533,071

Open End And Misc Investment Vehicles: 1.83%
59,403	Trinity Capital, Inc.	890,451

Property And Casualty Insurance: 3.46%
1,565	Kinsale Capital Group, Inc.	689,680
3,718	Palomar Holdings, Inc.(a)	492,598
39,577	Porch Group, Inc.(a)	499,461
		1,681,739

Real Estate: 0.84%
51,103	Compass, Inc.(a)	405,758

Savings&Loans: 0.23%
10,923	Brookline Bancorp, Inc.	112,725

Technology: 3.57%
Computer Services: 0.15%
5,282	Core Scientific, Inc.(a)	71,518

Shares		Value (Note 2)
Internet: 2.94%
13,847	Robinhood Markets, Inc.(a)	$1,426,933

Software: 0.48%
1,613	Alkami Technology, Inc.(a)	35,954
3,274	Chime Financial, Inc.(a)	112,658
304	Fiserv, Inc.(a)	42,238
529	Q2 Holdings, Inc.(a)	42,955
		233,805

	Total Common Stocks
	(Cost $33,018,319)	47,979,975

WARRANTS: 0.00%
62,749	Paysafe, Ltd., Strike Price $138.00, Expiration Date 12/31/2028	1,638

	Total Warrants
	(Cost $211,219)	1,638

SHORT-TERM INVESTMENT: 3.01%
1,462,817	First American Government Obligations Fund, Class X 4.225% (c)	1,462,817

	Total Short-Term Investment
	(Cost $1,462,817)	1,462,817

Total Investments: 101.77%
(Cost $34,692,355)		49,444,430

Liabilities In Excess Of Other Assets: (1.77)%		(859,392)
Net Assets: 100.00%		$48,585,038

(a)	Non-income producing security.
(b)	Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees.
(c)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Insights Fund, and Emerald Finance & Banking Innovation Fund (formerly known as "Emerald Banking and Finance Fund") (each a “Fund” and collectively, the “Funds”).

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Finance & Banking

Innovation Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by Emerald Mutual Fund Advisers Trust, (the “Adviser”), as the Funds’ Valuation Designee under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

When such prices or quotations are not available, or when the Funds’ Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$914,703,905	$–	$–	$914,703,905
Mutual Fund	48,376,375	–	–	48,376,375
Short-Term Investment	6,065,250	–	–	6,065,250
TOTAL	$969,145,530	$–	$–	$969,145,530

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$18,363,743	$–	$–	$18,363,743
Short-Term Investment	167,466	–	–	167,466
TOTAL	$18,531,209	$–	$–	$18,531,209

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$45,780,475	$2,199,500	$–	$47,979,975
Warrants	1,638	–	–	1,638
Short-Term Investment	1,462,817	–	–	1,462,817
TOTAL	$47,244,930	$2,199,500	$–	$49,444,430

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2025 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

3. TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Emerald Growth Fund during the period ended July 31, 2025. The Emerald Insights Fund and the Emerald Finance & Banking Innovation Fund had no transactions with affiliates during the period ended July 31, 2025.

Security Name	FAIR Value as of APRIL 30, 2025	Purchases	Sales	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	FAIR Value as of APRIL 30, 2025	Share Balance as OF July 31, 2025	Dividends
F/m Emerald Life Sciences Innovation ETF	$45,971,746	$-	$–	$2,404,629	$–	$48,376,375	$1,997,035	$–
Total	$45,971,746	$-	$–	$2,404,629	$–	$48,376,375	$1,997,035	$–